NOTES PAYABLE	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 10 - NOTES PAYABLE

In May 2020, the Company was granted a loan (the “PPP Loan”) by a commercial bank in the amount of $1,040,400, pursuant to the Paycheck Protection Program features of the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”). The Company’s borrowings under the PPP Loan were eligible for loan forgiveness pursuant to the CARES Act. As of March 31, 2021, loan principal in the amount of $1,040,400, excluding accrued but unpaid interest of $8,922, was outstanding. In May 2021, the Company was notified by the lender that the Company’s obligations under the PPP Loan were forgiven effective May 25, 2021.